CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities:
Net income	$ 20,453	$ 23,307	$ 3,177
Adjustments to reconcile net income to net cash provided by operating activities
Bad debt expense	4,811	3,346	1,487
Depreciation and amortization expense	24,595	21,813	18,626
Amortization of debt issuance costs	285	298	301
Loss on extinguishment of debt	350
Accretion of acquisition liabilities	36	363
Deferred taxes	(5,137)	1,997	(2,045)
Non-cash stock-based compensation expense	5,984	1,680	1,442
Interest expense (income)	(12)	(119)	216
Unrealized gain	(949)	(1,079)
Offering costs	3,555
Other	673
Changes in operating assets and liabilities, net of effects of business combinations
Trade receivables	(30,443)	(32,741)	(12,972)
Prepaid expenses and other current assets	(8,792)	(1,637)	(1,234)
Other non-current assets	(221)	(409)	(8)
Trade payables and other liabilities	2,482	(538)	(339)
Accrued expenses	8,960	6,162	1,369
Other current liabilities	(6,560)	9,954	277
Other non-current liabilities	1,146	(2,964)	1,761
Net cash provided by operating activities	21,216	29,433	12,058
Investing activities:
Acquisition of businesses, net of cash acquired		(57,252)	(11,328)
Purchase of property, plant and equipment	(9,751)	(5,943)	(1,640)
Net cash (used in) investing activities	(9,751)	(63,195)	(12,968)
Financing activities:
Proceeds from long-term debt	89,650	20,000	25,225
Payments of long-term debt	(142,113)	(750)	(985)
Payments related to debt issuance costs	(577)
Payments related to offering costs	(3,610)
Deferred payment related to acquisition of assets		(71)	(145)
Payment of contingent consideration related to Zentrick acquisition	(601)	(601)
Repurchase of vested options	(15,506)
Proceeds from Series A preferred stock issuance, net of issuance costs	346,150
Payments to shareholders for preferred stock Series A	(260,686)
Proceeds from common stock issued upon exercise of stock options	780	177	7
Proceeds from common stock issued under employee purchase plan	424		100
Capital lease payments	(1,443)	(1,521)	(1,301)
Net cash provided by (used in) financing activities	10,385	15,045	22,901
Effect of exchange rate changes on cash and cash equivalents and restricted cash	203	23	(76)
Net increase in cash, cash equivalents, and restricted cash	22,053	(18,694)	21,915
Cash, cash equivalents, and restricted cash - Beginning of period	11,342	30,036	8,121
Cash, cash equivalents, and restricted cash - End of period	33,395	11,342	30,036
Supplemental cash flow information:
Cash paid for taxes	16,180	1,962	1,866
Cash paid for interest	3,369	4,659	2,541
Noncash investing and financing transaction
Exchange of common stock for preferred stock	260,686
Deferred payment obligation issued as consideration		2,097	3,973
Contingent consideration issued		4,690
Acquisition of equipment under capital lease	1,603	1,535	$ 3,924
Offering costs not yet paid for	75
Leiki Oy acquisition
Financing activities:
Deferred payment related to acquisition	(2,033)	$ (2,189)
Zentrick NV acquisition
Financing activities:
Deferred payment related to acquisition	$ (50)